BASIS OF PRESENTATION (Details) (USD $)	6 Months Ended			12 Months Ended			3 Months Ended			6 Months Ended	1 Months Ended	6 Months Ended		1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Mar. 21, 2012 Common stock	Mar. 31, 2012 Class A Common Stock	Jun. 30, 2012 Class A Common Stock	Mar. 21, 2012 Class A Common Stock	Jun. 30, 2012 Class A Common Stock Common stock	Mar. 31, 2012 Class B Common Stock	Jun. 30, 2012 Class B Common Stock	Mar. 21, 2012 Vantiv Holding item	Mar. 31, 2012 Vantiv Holding Class A units	Mar. 31, 2012 Vantiv Holding Class B units	Mar. 31, 2012 Vantiv Holding Fifth Third	Mar. 31, 2012 Vantiv Holding Fifth Third Common stock	Mar. 31, 2012 Vantiv Holding Advent
Statement of basis of presentation
Stock split ratio							175.76							1.7576	1.7576
Conversion ratio for conversion of units into common stock																	1
Conversion ratio for conversion of LLC units into common stock						1
Conversion ratio for conversion of non-voting LLC units into common stock							1		1
Number of tax receivable agreements executed with pre-IPO investors of subsidiary													4
Payments to pre-IPO investors as percentage of cash saving in income tax													85.00%
Payment to Fifth Third for modification of consent rights	$ (22,538,000)	$ (2,792,000)	$ (17,841,000)	$ (2,848,000)	$ (26,257,000)											$ 15,000,000
Distribution of funds	40,086,000																	40,100,000
Number of common stock issued (in shares)							29,412,000			29,412,000	86,005,200	86,005,200
Issue price (in dollars per share)								$ 17.00	$ 17.00
Net proceeds from issue of shares	460,913,000						457,900,000
Gross proceeds from issue of shares							460,900,000
Accrued offering costs associated with contractually obligated future offerings									$ 3,000,000
Common stock issued to underwriters under an over-allotment option (in shares)							4,411,800
Common stock issued to underwriters under an over-allotment option sold by selling shareholders (in shares)							2,325,736
Common stock issued to underwriters under an over-allotment option sold by company (in shares)							2,086,064